Fair Value Measurements (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2020	Dec. 31, 2019
Fair Value Disclosures [Abstract]
Schedule of fair value measurements

		March 31,	December 31,
Description	Level	2020	2019
Assets:
Marketable securities held in Trust Account	1	$305,037,224	$304,283,025

		December 31,
Description	Level	2019
Assets:
Marketable securities held in Trust Account	1	$304,283,025